Stockholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 $ / shares shares	Dec. 31, 2024 USD ($) Vote $ / shares shares	Dec. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 Vote shares	Dec. 19, 2024 shares	Dec. 18, 2024 shares	Nov. 13, 2024	Jun. 07, 2024 shares	Jun. 06, 2024 shares	Mar. 01, 2022 USD ($)
Sale Of Stock [Line Items]
Common stock, shares authorized		58,251,629		58,251,629	58,251,629
Common stock, shares issued		19,203,330		19,197,914	19,134,164
Common stock, shares outstanding (in shares)		19,203,330		19,197,914	19,134,164
Share Price | $ / shares			$ 0.62	$ 0.62	$ 0.52
Underwriting discounts, commission and offering expenses | $		$ 1,606		$ 1,303
Common Stock [Member]
Sale Of Stock [Line Items]
Common stock, shares issued		19,203,330	19,197,914	19,197,914	19,134,164	19,127,914
Cara Therapeutics, Inc.
Sale Of Stock [Line Items]
Quorum requirement reduction to vote									0.33
Common stock, shares authorized		16,666,667		16,666,667	8,333,333		16,666,667	200,000,000		200,000,000	100,000,000
Common stock, shares issued		1,524,535		1,523,743	1,513,353
Common stock, shares outstanding (in shares)		1,524,535		1,523,743	1,513,353
Preferred stock, shares issued		0		0	0
Preferred stock, shares outstanding		0		0	0
Number of votes for each share of common stock | Vote				1	1	1
Net proceeds from sales of common stock under open market sales agreement | $					$ 1,117
Cara Therapeutics, Inc. | Unsold Securities Under Shelf Registration Statement dated April 4, 2019 [Member]
Sale Of Stock [Line Items]
Aggregate offering price of securities | $												$ 154,500
Cara Therapeutics, Inc. | Open Market Sales Agreement [Member] | Jeffries LLC [Member]
Sale Of Stock [Line Items]
Common stock, shares issued				0	10,747
Stock Sale Commission Percentage	3.00%
Net proceeds from sales of common stock under open market sales agreement | $					$ 1,117,000
Cara Therapeutics, Inc. | Open Market Sales Agreement [Member] | Jeffries LLC [Member] | Maximum [Member]
Sale Of Stock [Line Items]
Aggregate offering price of securities | $	$ 80,000
Cara Therapeutics, Inc. | 2022 Shelf Registration Statement [Member] | Maximum [Member]
Sale Of Stock [Line Items]
Aggregate offering price of securities | $												$ 300,000
Cara Therapeutics, Inc. | Common Stock [Member]
Sale Of Stock [Line Items]
Shares issued upon vesting of restricted stock units, shares		792	5,177	10,390	5,646	7,451
Cara Therapeutics, Inc. | Restricted Stock Units | Common Stock [Member] | Former Chief Executive Officer
Sale Of Stock [Line Items]
Shares issued upon vesting of restricted stock units, shares						944
Cara Therapeutics, Inc. | Time-based Restricted Stock Units [Member] | Common Stock [Member]
Sale Of Stock [Line Items]
Restricted stock units, vested		792	1,274	6,487	5,646	5,337
Cara Therapeutics, Inc. | Performance Restricted Stock Units [Member] | Common Stock [Member]
Sale Of Stock [Line Items]
Restricted stock units, vested		0	3,903	3,903	0	2,114